BUSINESS ACQUISITION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
BUSINESS ACQUISITION
Fair value change of contingent consideration	$ (65,594)	$ 30,460